Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ (7,553)	$ (7,713)	$ 2,566
Cash flow hedges [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	160	(10,279)
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(4,575)	(6,574)
Cash flow hedges [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,978)	(1,139)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(6,441)	(5,982)	2,372
Cash flow hedges [member] | Interest rate risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(459)	(8,354)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(3,463)	(4,843)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,978)	(1,139)
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,091)	(1,747)	123
Cash flow hedges [member] | Currency risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	656	(1,870)
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,091)	(1,747)
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(21)	16	71
Cash flow hedges [member] | Equity price risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(37)	(55)
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(21)	16
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(6,352)	(4,516)	$ (1,177)
Hedges of net investment in foreign operations [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(1,836)	(3,339)
Hedges of net investment in foreign operations [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ (6,352)	$ (4,516)